Leases - Maturities of remaining operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Lease
2022	$ 368
2023	366
2024	258
2025	257
2026	259
Thereafter	571
Total lease payments	2,079
Less imputed interest	(242)
Total lease liabilities, as reported	$ 1,837	$ 2,137